BALANCE SHEETS COMPONENTS - Construction in Progress (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Construction in progress
Property, Plant and Equipment [Line Items]
Total construction in progress	$ 276,919	$ 636,851
Machinery and Tooling
Property, Plant and Equipment [Line Items]
Total construction in progress	132,943	414,529
Construction of Arizona plant
Property, Plant and Equipment [Line Items]
Total construction in progress	112,970	171,532
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total construction in progress	$ 31,006	$ 50,790